                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08229
              ----------------------------------------------------

                                 UBS Index Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[UBS GLOBAL ASSET MANAGEMENT LOGO]

UBS S&P 500 INDEX FUND
SEMIANNUAL REPORT
NOVEMBER 30, 2004

UBS S&P 500 INDEX FUND

December 31, 2004

DEAR SHAREHOLDER,

We present you with the semiannual report for UBS S&P 500 Index Fund for the six months ended November 30, 2004.

PERFORMANCE

UBS S&P 500 Index Fund's (the "Fund") investment goal is to replicate the total return of the S&P 500 Index (the "Index"), before fees and expenses. It seeks to accomplish this goal by buying and holding substantially all of the common stocks making up the Index.

Over the six months ended November 30, 2004, the Fund's Class A shares produced a 5.37% return (before deducting sales charges); and 2.77% after deducting maximum sales charges). During the same period, the S&P 500 Index returned 5.68%, while the Lipper S&P 500 Index Objective Funds median returned 5.40%. The Fund's underperformance versus the Index is mostly attributable to fees and expenses imposed on the Fund, but not on the Index. (Returns for all share classes over various time periods are shown in "Performance At A Glance" on page 5; please note the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.)

AN INTERVIEW WITH PORTFOLIO MANAGER FRANK A. VALLARIO

Q. CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. Although the economy lost some traction in the second quarter of 2004, it appeared to regain some strength as the reporting period progressed. After rising 4.5% in the first quarter of 2004, gross domestic product (GDP) came in at 3.3% in the second quarter of the year. Third quarter GDP then rose to 4.0%.

[SIDENOTE]

UBS S&P 500 INDEX FUND

INVESTMENT GOAL:

Replicate the total return of the S&P 500 Index, before fees and expenses.

PORTFOLIO MANAGERS:

Portfolio Management Team, including Frank A. Vallario

UBS Global Asset Management (US) Inc.

COMMENCEMENT:

Class A--October 2, 1998
Class B--November 7, 2003
Class C--October 7, 1998
Class C-2--November 7, 2003
Class Y--December 31, 1997

DIVIDEND PAYMENTS:

Annually, if any.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT TO THE ECONOMIC ENVIRONMENT?

A. After many months of speculation, the Fed raised the federal funds rate (or "fed funds" rate)--the rate that banks charge one another for funds they borrow on an overnight basis--from 1.00% to 1.25% on June 30, 2004. The Fed raised rates again at its subsequent meetings on August 10, September 21, November 10 and December 14 (after period end), bringing the fed funds rate to 2.25%. Coinciding with the November 10 rate hike, the Fed stated: "Output appears to be growing at a moderate pace despite the rise in energy prices, and labor market conditions have improved. Inflation and longer-term inflation expectations remain well contained." The market interpreted this statement to mean that the Fed would continue to raise rates in the future.

Q. WHAT WERE SOME OF THE TRENDS DRIVING THE STOCK MARKET DURING THE REPORTING PERIOD?

A. Despite a number of uncertainties facing investors, the S&P 500 Index posted positive results in five of the six months covered by this report. After generating solid returns in June 2004, the market stumbled in July, as investors were concerned over such issues as terrorism threats, the direction of oil prices, and signs that economic growth might be slowing. After rising slightly in August, stocks regained their upward momentum during the last three months of the period. In general, investors appeared to focus on the market's positives, including solid corporate profits and overall benign inflation. Performance was particularly strong in November 2004, as the uncertainty surrounding the presidential election ended and oil prices declined.

Q. CAN YOU DESCRIBE SOME OF THE SECTORS AND STOCKS THAT PERFORMED WELL AND THOSE THAT DIDN'T DURING THE PERIOD?

A. With sharply rising energy and commodity prices, the energy, utilities and materials sectors generated the strongest results. Conversely, healthcare, consumer staples and information technology stocks generated the weakest returns.

   As one would expect, the best-performing sectors also had a number of the top-performing stocks during the reporting period. In the energy sector, oil and gas-related companies Transocean Sedco Forex, Inc. (0.1%), Halliburton Co. (0.2%) and Valero Energy Corp. (0.1%) produced superior results.* In the utilities sector, TXU Corp. (0.2%),* an electric utility, was a standout performer. Within the materials sector, three steel companies, Allegheny Energy, Inc. (0.0%),** U.S. Steel Corp. (0.1%)* and Nucor Corp. (0.1%)* appreciated significantly.

* Weightings represent percentages of net assets as of 11/30/04. The Fund's composition will differ over time.

** Weighting percentages represent less than 0.05% of net assets as of 11/30/04.

   Elsewhere, computer hardware company Apple Computer, Inc. (0.2%),* applications software firm Autodesk, Inc. (0.1%)*, and air freight and logistics company Ryder System, Inc. (0.0%)**, all generated very strong returns.

   Stocks that fell sharply included pharmaceutical firms Merck & Co., Inc. (0.6%)* and Forest Laboratories, Inc. (0.1%).* In the consumer staples sector, Coca-Cola Co. (0.9%)* performed poorly. A number of semiconductor companies also posted negative returns, including LSI Logic Corp. (0.0%)** and National Semiconductor Corp. (0.1%).* Examples of other stocks that declined sharply were insurance brokers Marsh & McLennan Cos., Inc. (0.1%)* and AON Corp. (0.1%)*, as well as information technology stocks CIENA Corp. (0.0%)** and Novell, Inc. (0.0%).**

Q. FROM A STYLE STANDPOINT, DID GROWTH OR VALUE STOCKS TEND TO PERFORM BETTER?

A. Value stocks significantly outperformed their growth counterparts during the six-month reporting period, as the Russell 1000 Value Index gained 11.01% and the Russell 1000 Growth Index returned 0.81%. In particular, strong performance from value-oriented energy stocks, combined with growth stocks' heavier weighting in the underperforming technology and healthcare sectors impacted results.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND THE STOCK MARKET?

A. The US economy appears to be on solid footing and it should continue to expand going into 2005. The consensus view is that growth will moderate somewhat and, barring any major unforeseen event, it should not fall meaningfully below its historical average. In terms of the US stock market, the preoccupation with interest rates and the elections has passed, and investors appear to be more focused on company fundamentals. While periods of market volatility are inevitable, we feel stocks will continue to be rewarding for long-term investors.

* Weightings represent percentages of net assets as of 11/30/04. The Fund's composition will differ over time.

** Weighting percentages represent less than 0.05% of net assets as of 11/30/04.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on UBS Funds,* please contact your financial advisor or visit us at www.ubs.com/globalam-us.

Sincerely,

/s/ Joseph A. Varnas

JOSEPH A. VARNAS
PRESIDENT
UBS S&P 500 Index Fund
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.

/s/ Frank A. Vallario
FRANK A. VALLARIO
PORTFOLIO MANAGEMENT TEAM MEMBER
UBS S&P 500 Index Fund
EXECUTIVE DIRECTOR
UBS Global Asset Management (US) Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended November 30, 2004, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program. S&P 500(R) is a trademark of The McGraw-Hill Companies, Inc. (McGraw-Hill) and has been licensed for use by UBS Global Asset Management. The Fund has not been passed on by McGraw-Hill as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by McGraw-Hill. THE ENTITY MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND.

Current performance may be higher or lower than the performance data quoted. Past performance is no guarantee of future results.

* Mutual funds are sold by prospectus only. The prospectus for a fund contains more complete information regarding investment objectives, risks, charges and expenses, and should be read carefully before investing.

PERFORMANCE AT A GLANCE (UNAUDITED)
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 11/30/04

                                                                                                             SINCE
                                                                6 MONTHS        1 YEAR        5 YEARS      INCEPTION@
---------------------------------------------------------------------------------------------------------------------
Before Deducting                                Class A*           5.37%         12.06%         -2.50%         3.65%
Maximum Sales Charge                            Class B**          5.12          11.61             NA         11.40
                                                Class C***         4.97          11.21          -3.24          2.91
                                                Class C-2****      5.12          11.61             NA         11.40
                                                Class Y*****       5.42          12.28          -2.29          3.84

After Deducting                                 Class A*           2.77           9.24          -2.99          3.22
Maximum Sales Charge                            Class B**          2.12           8.61             NA          8.60
                                                Class C***         3.97          10.21          -3.24          2.91
                                                Class C-2****      4.47          10.96             NA         11.40

Lipper S&P 500 Index
  Objective Funds median                                           5.40          12.26          -2.29          4.40

S&P 500 Index                                                      5.68          12.86          -1.83          4.32

For most recent quarter-end performance information, please refer to the "Average Annual Total Return" table on page 6.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Total returns for periods of less than one year have not been annualized.

@ Since inception returns for the Fund are calculated as of the commencement of issuance on October 2, 1998 for Class A shares; November 7, 2003 for Class B shares; October 7, 1998 for Class C shares; November 7, 2003 for Class C-2 shares; and December 31, 1997 for Class Y shares. Since inception returns for the S&P 500 Index and the Lipper S&P 500 Index Objective Funds Median are calculated as of the inception date of the oldest share class (Class Y): December 31, 1997.

* Maximum sales charge for Class A shares is 2.5%. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 3.0% imposed on redemptions and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1% imposed on redemptions and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

**** Maximum contingent deferred sales charge for Class C-2 shares is 0.65% imposed on redemptions and is reduced to 0% after 1 year. Class C-2 shares bear ongoing 12b-1 distribution and service fees. Class C-2 shares are only eligible for purchase by existing Class C-2 shareholders.

***** The Fund offers Class Y shares to a limited group of eligible investors. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

The S&P 500 Index is an unmanaged weighted index composed of 500 widely held common stocks varying in composition, and is not available for direct investment.

Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12/31/04

                                                                                                             SINCE
                                                                6 MONTHS        1 YEAR        5 YEARS      INCEPTION-
---------------------------------------------------------------------------------------------------------------------
% Return Without                                Class A*           6.81%         10.13%         -2.94%         4.14%
Deducting Maximum                               Class B**          6.60           9.69            N/A         13.68
Sales Charge                                    Class C***         6.44           9.35          -3.66          3.41
                                                Class C-2****      6.65           9.74            N/A         13.72
                                                Class Y*****       6.95          10.34          -2.72          4.29

% Return After                                  Class A*           4.15           7.38          -3.43          3.72
Deducting Maximum                               Class B**          3.60           6.69            N/A         11.11
Sales Charge                                    Class C***         5.44           8.35          -3.66          3.41
                                                Class C-2****      6.00           9.09            N/A         13.72

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Total returns for periods of less than one year have not been annualized.

+ Commencement of issuance of shares dates are October 2, 1998, November 7, 2003, October 7, 1998, November 7, 2003 and December 31, 1997 for Class A, Class B, Class C, Class C-2 and Class Y shares, respectively.

* Maximum sales charge for Class A shares is 2.5%. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 3% imposed on redemptions and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1% imposed on redemptions and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

**** Maximum contingent deferred sales charge for Class C-2 shares is 0.65% imposed on redemptions and is reduced to 0% after 1 year. Class C-2 shares bear ongoing 12b-1 distribution and service fees. Class C-2 shares are only eligible for purchase by existing Class C-2 shareholders.

***** The Fund offers Class Y shares to a limited group of eligible investors. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs (as applicable); including sales charges (loads) on purchase payments; and
(2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (if applicable); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the actual Fund's return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs (as applicable), such as sales charges (loads). Therefore, the second line in the table for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                         BEGINNING                ENDING             EXPENSES PAID
                                       ACCOUNT VALUE          ACCOUNT VALUE          DURING PERIOD*
                                        JUNE 1, 2004        NOVEMBER 30, 2004      6/1/04 - 11/30/04
------------------------------------------------------------------------------------------------------
Class A      Actual                     $   1,000.00          $    1,053.70             $       3.60
             Hypothetical
             (5% annual return
             before expenses)               1,000.00               1,021.56                     3.55

Class B      Actual                         1,000.00               1,051.20                     5.66
             Hypothetical
             (5% annual return
             before expenses)               1,000.00               1,019.55                     5.57

Class C      Actual                         1,000.00               1,049.70                     7.45
             Hypothetical
             (5% annual return
             before expenses)               1,000.00               1,017.85                     7.33

Class C-2    Actual                         1,000.00               1,051.20                     5.66
             Hypothetical
             (5% annual return
             before expenses)               1,000.00               1,019.55                     5.57

Class Y      Actual                         1,000.00               1,054.20                     2.32
             Hypothetical
             (5% annual return
             before expenses)               1,000.00               1,022.81                     2.28

*    Expenses are equal to the Fund's annualized net expense ratios: Class A:
     0.70%, Class B: 1.10%, Class C: 1.45%, Class C-2: 1.10%, Class Y: 0.45%,
     multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

PORTFOLIO STATISTICS (UNAUDITED)

CHARACTERISTICS                             11/30/04                              5/31/04                             11/30/03
-------------------------------------------------------------------------------------------------------------------------------
Net Assets (mm)                         $    234.1                           $    228.9                           $    188.4

Number of Securities                           470                                  466                                  466

PORTFOLIO COMPOSITION*

Stocks                                        99.8%                                99.9%                                99.7%

Cash Equivalents and
Other Assets Less
Liabilities                                    0.2                                  0.1                                  0.3

TOTAL                                        100.0%                               100.0%                               100.0%
----------------------------------------------------------------------------------------------------------------------------

TOP FIVE SECTORS*                           11/30/04                              5/31/04                             11/30/03
-------------------------------------------------------------------------------------------------------------------------------
Financials                                    20.4%   Financials                   20.6%   Financials                   20.7%

Information                                           Information                          Information
Technology                                    15.5    Technology                   16.2    Technology                   17.2

Consumer                                                                                   Consumer
Discretionary                                 13.5    Health Care                  13.6    Discretionary                14.0

                                                      Consumer
Industrials                                   12.9    Discretionary                13.5    Health Care                  13.2

Health Care                                   12.3    Industrials                  12.0    Industrials                  11.6

TOTAL                                         74.6%                                75.9%                                76.7%
-------------------------------------------------------------------------------------------------------------------------------

TOP 10 STOCK HOLDINGS*                      11/30/04                              5/31/04                             11/30/03
-------------------------------------------------------------------------------------------------------------------------------
General Electric                               3.4%   General Electric              3.0%   General Electric              2.9%

Exxon Mobil                                    3.0    Microsoft                     2.7    Microsoft                     2.8

Microsoft                                      2.7    Exxon Mobil                   2.7    Pfizer                        2.7

Citigroup                                      2.1    Pfizer                        2.6    Wal-Mart Stores               2.5

Wal-Mart Stores                                2.0    Wal-Mart Stores               2.3    Citigroup                     2.5

Pfizer                                         1.9    Citigroup                     2.3    Exxon Mobil                   2.4

Bank of America                                1.7    Intel                         1.8    Intel                         2.2

                                                      American
Johnson & Johnson                              1.6    International Group           1.8    Cisco Systems                 1.6

American                                              Bank of                              International
International Group                            1.5    America                       1.6    Business Machines             1.6

International                                                                              American
Business Machines                              1.4    Johnson & Johnson             1.6    International Group           1.5

TOTAL                                         21.3%                                22.4%                                22.7%
-------------------------------------------------------------------------------------------------------------------------------

* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 (UNAUDITED)

COMMON STOCKS--99.81%

                                                                              NUMBER OF
SECURITY DESCRIPTION                                                            SHARES             VALUE
--------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.05%
Boeing Co.(1)                                                                    18,000   $      964,260
General Dynamics Corp.                                                            4,300          465,948
Goodrich Corp.                                                                    2,800           88,900
Honeywell International,
  Inc.(1)                                                                        18,500          653,605
Lockheed Martin
  Corp.(1)                                                                        9,600          584,064
Northrop Grumman
  Corp.                                                                           7,700          433,741
Raytheon Co.                                                                      9,800          395,332
Rockwell Collins, Inc.(1)                                                         3,900          155,454
United Technologies
  Corp.                                                                          10,900        1,063,622
--------------------------------------------------------------------------------------------------------
                                                                                               4,804,926
--------------------------------------------------------------------------------------------------------

AIR FREIGHT & COURIERS--1.16%
FedEx Corp.(1)                                                                    6,500          617,695
Ryder System, Inc.                                                                1,500           80,460
United Parcel Service,
  Inc., Class B                                                                  24,100        2,028,015
--------------------------------------------------------------------------------------------------------
                                                                                               2,726,170
--------------------------------------------------------------------------------------------------------

AIRLINES--0.12%
Southwest Airlines
  Co.(1)                                                                         17,800          279,994
--------------------------------------------------------------------------------------------------------

AUTO COMPONENTS--0.19%
Delphi Automotive
  Systems Corp.                                                                  14,100          126,900
Goodyear Tire &
  Rubber Co.*(1)                                                                  4,500           56,790
Johnson Controls, Inc.                                                            4,300          264,020
--------------------------------------------------------------------------------------------------------
                                                                                                 447,710
--------------------------------------------------------------------------------------------------------

AUTOMOBILES--0.45%
Ford Motor Co.(1)                                                                40,300          571,454
General Motors Corp.(1)                                                          12,600          486,234
--------------------------------------------------------------------------------------------------------
                                                                                               1,057,688
--------------------------------------------------------------------------------------------------------

BANKS--7.05%
AmSouth Bancorp                                                                   7,700          199,661
Bank of America
  Corp.(1)                                                                       86,800        4,016,236
Bank of New York
  Co., Inc.                                                                      16,800          552,888
BB&T Corp.(1)                                                                    11,900          505,155
Comerica, Inc.                                                                    3,700   $      227,550
Fifth Third Bancorp(1)                                                           12,300          619,428
First Horizon National
  Corp.                                                                           2,800          122,360
Golden West Financial
  Corp.                                                                           3,200          381,568
Huntington
  Bancshares, Inc.                                                                5,300          128,578
KeyCorp                                                                           8,800          292,952
M&T Bank Corp.                                                                    2,500          263,525
Marshall & Ilsley Corp.(1)                                                        4,700          195,943
Mellon Financial Corp.                                                            9,500          277,590
National City Corp.(1)                                                           14,100          522,828
North Fork
  Bancorp, Inc.(1)                                                               10,050          289,440
Northern Trust Corp.                                                              4,900          230,496
PNC Financial Services
  Group                                                                           6,100          331,840
Regions Financial
  Corp.(1)                                                                        9,900          346,401
Sovereign Bancorp, Inc.                                                           7,500          163,875
SunTrust Banks, Inc.(1)                                                           7,700          549,010
Synovus Financial
  Corp.(1)                                                                        7,000          189,000
U.S. Bancorp, Inc.                                                               40,100        1,188,163
Wachovia Corp.(1)                                                                34,219        1,770,833
Washington Mutual,
  Inc.(1)                                                                        18,800          765,348
Wells Fargo & Co.                                                                36,000        2,223,720
Zions Bancorp                                                                     2,100          139,650
--------------------------------------------------------------------------------------------------------
                                                                                              16,494,038
--------------------------------------------------------------------------------------------------------

BEVERAGES--2.22%
Anheuser-Busch Cos.,
  Inc                                                                            17,100          856,539
Brown-Forman Corp.,
  Class B                                                                         2,800          134,456
Coca-Cola Co.                                                                    51,900        2,040,189
Coca-Cola
  Enterprises, Inc.                                                              10,200          212,160
Pepsi Bottling Group, Inc.                                                        5,600          156,912
PepsiCo, Inc.                                                                    36,100        1,801,751
--------------------------------------------------------------------------------------------------------
                                                                                               5,202,007
--------------------------------------------------------------------------------------------------------

                                                                              NUMBER OF
SECURITY DESCRIPTION                                                            SHARES             VALUE
--------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.26%
Amgen, Inc.*                                                                     27,200   $    1,633,088
Biogen Idec, Inc.*(1)                                                             7,300          428,364
Chiron Corp.*(1)                                                                  4,200          136,794
Genzyme Corp.*(1)                                                                 5,000          280,050
Gilead Sciences, Inc.*(1)                                                         9,300          320,478
Medimmune, Inc.*                                                                  5,600          148,960
--------------------------------------------------------------------------------------------------------
                                                                                               2,947,734
--------------------------------------------------------------------------------------------------------

BUILDING PRODUCTS--0.22%
American Standard Cos.,
  Inc.*                                                                           4,700          183,018
Masco Corp.(1)                                                                    9,300          328,011
--------------------------------------------------------------------------------------------------------
                                                                                                 511,029
--------------------------------------------------------------------------------------------------------

CHEMICALS--1.65%
Air Products &
  Chemicals, Inc.(1)                                                              5,100          291,975
Dow Chemical Co.(1)                                                              20,200        1,019,494
E.I. du Pont de
  Nemours & Co.                                                                  21,600          978,912
Eastman Chemical Co.                                                              2,000          108,760
Ecolab, Inc.                                                                      5,800          202,884
Engelhard Corp.                                                                   3,100           92,659
International Flavors &
  Fragrances, Inc.                                                                2,200           89,100
Monsanto Co.                                                                      5,900          271,518
PPG Industries, Inc.                                                              3,900          263,133
Praxair, Inc.                                                                     7,100          318,790
Rohm & Haas Co.                                                                   5,200          229,268
--------------------------------------------------------------------------------------------------------
                                                                                               3,866,493
--------------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES &
   SUPPLIES--1.82%
Allied Waste Industries,
  Inc.*                                                                           7,400           67,266
Apollo Group, Inc.,
  Class A*                                                                        4,100          326,770
Automatic Data
  Processing, Inc.                                                               12,500          569,125
Avery Dennison Corp.(1)                                                           2,600          152,516
Cendant Corp.                                                                    22,700          514,609
Cintas Corp.                                                                      3,800          169,936
Donnelley, R. R. &
  Sons Co.                                                                        4,900          170,030
Equifax, Inc.                                                                     3,100   $       85,622
First Data Corp.                                                                 18,300          751,947
Fiserv, Inc.*(1)                                                                  4,300          165,593
H&R Block, Inc.                                                                   3,600          171,720
Monster Worldwide,
  Inc.*(1)                                                                        2,700           76,113
Paychex, Inc.                                                                     8,300          275,228
Pitney Bowes, Inc.                                                                4,900          214,473
Robert Half
  International, Inc.                                                             3,900          105,417
Sabre Holdings Corp.                                                              3,200           73,856
Waste Management, Inc.                                                           12,300          366,663
--------------------------------------------------------------------------------------------------------
                                                                                               4,256,884
--------------------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT--2.80%
ADC Telecommunications,
  Inc.*                                                                          19,500           45,825
Andrew Corp.*                                                                     3,700           52,540
Avaya, Inc.*(1)                                                                   9,700          159,274
CIENA Corp.*                                                                     14,400           36,720
Cisco Systems, Inc.*(1)                                                         144,900        2,711,079
Comverse
  Technology, Inc.*                                                               4,400           93,588
Corning, Inc.*                                                                   30,100          378,658
JDS Uniphase Corp.*                                                              32,100          101,757
Lucent Technologies,
  Inc.*                                                                          92,700          364,311
Motorola, Inc.                                                                   50,600          974,556
Qualcomm, Inc.                                                                   34,800        1,448,376
Scientific-Atlanta, Inc.                                                          3,400          100,708
Tellabs, Inc.*(1)                                                                 9,300           79,515
--------------------------------------------------------------------------------------------------------
                                                                                               6,546,907
--------------------------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS--3.90%
Apple Computer, Inc.*                                                             8,300          556,515
Dell, Inc.*(1)                                                                   53,400        2,163,768
EMC Corp.*                                                                       51,700          693,814
Gateway, Inc.*(1)                                                                 8,700           59,247
Hewlett-Packard Co.                                                              64,700        1,294,000
International Business
  Machines Corp.                                                                 35,700        3,364,368

                                                                              NUMBER OF
SECURITY DESCRIPTION                                                            SHARES             VALUE
--------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--(CONCLUDED)
Lexmark International,
  Inc.*                                                                           2,800   $      237,720
NCR Corp.*                                                                        2,100          125,433
Network Appliance,
  Inc.*(1)                                                                        7,700          232,232
Sun Microsystems, Inc.*                                                          72,000          399,600
--------------------------------------------------------------------------------------------------------
                                                                                               9,126,697
--------------------------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING--0.04%
Fluor Corp.                                                                       1,900           98,610
--------------------------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS--0.05%
Vulcan Materials Co.                                                              2,300          119,255
--------------------------------------------------------------------------------------------------------

CONTAINERS & PACKAGING--0.13%
Ball Corp.                                                                        2,600          116,298
Pactiv Corp.*                                                                     3,600           89,460
Sealed Air Corp.*                                                                 1,900           97,679
--------------------------------------------------------------------------------------------------------
                                                                                                 303,437
--------------------------------------------------------------------------------------------------------

DIVERSIFIED FINANCIALS--8.59%
American Express Co.(1)                                                          27,100        1,509,741
Bear Stearns Cos., Inc.(1)                                                        2,300          224,434
Capital One Financial
  Corp.(1)                                                                        5,200          408,616
Charles Schwab Corp.                                                             30,200          325,556
CIT Group, Inc.                                                                   4,700          200,925
Citigroup, Inc.                                                                 110,800        4,958,300
Countrywide Financial
  Corp.                                                                          12,100          401,841
E*TRADE Financial
  Corp.*                                                                          8,200          113,652
Federal Home Loan
  Mortgage Corp.                                                                 14,700        1,003,422
Federal National
  Mortgage Association                                                           20,800        1,428,960
Franklin Resources, Inc.                                                          5,400          354,402
Goldman Sachs Group,
  Inc.(1)                                                                        10,400        1,089,504
J.P. Morgan Chase & Co.                                                          76,100        2,865,165
Janus Capital Group, Inc.                                                         5,600           92,680
Lehman Brothers
  Holdings, Inc.                                                                  5,900          494,302
MBNA Corp.                                                                       27,400          727,744
Merrill Lynch & Co.,
  Inc.(1)                                                                        20,300   $    1,130,913
Moody's Corp.                                                                     3,100          250,325
Morgan Stanley & Co.,
  Inc.                                                                           23,700        1,202,775
Principal Financial
  Group, Inc.                                                                     6,700          252,456
Providian Financial
  Corp.*(1)                                                                       6,500          104,325
SLM Corp.(1)                                                                      9,400          480,998
State Street Corp.(1)                                                             7,400          329,744
T. Rowe Price Group, Inc.                                                         2,800          165,648
--------------------------------------------------------------------------------------------------------
                                                                                              20,116,428
--------------------------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION
   SERVICES--3.01%
ALLTEL Corp.                                                                      6,700          379,823
AT&T Corp.                                                                       17,300          316,590
BellSouth Corp.(1)                                                               39,200        1,051,344
CenturyTel, Inc.                                                                  3,100          102,052
Citizens
  Communications Co.                                                              7,500          107,250
Qwest Communications
  International, Inc.*                                                           40,000          160,000
SBC Communications,
  Inc.                                                                           70,900        1,784,553
Sprint Corp.                                                                     31,100          709,391
Verizon
  Communications(1)                                                              59,200        2,440,816
--------------------------------------------------------------------------------------------------------
                                                                                               7,051,819
--------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES--2.41%
Allegheny Energy, Inc.*                                                           3,400           65,076
Ameren Corp.(1)                                                                   4,400          213,048
American Electric Power
  Co., Inc.                                                                       8,900          304,113
Cinergy Corp.                                                                     4,200          173,838
Consolidated Edison,
  Inc.(1)                                                                         5,400          236,790
Constellation Energy
  Group, Inc.                                                                     4,000          174,800
Dominion Resources, Inc.                                                          7,200          471,384
DTE Energy Co.                                                                    4,100          179,908

                                                                              NUMBER OF
SECURITY DESCRIPTION                                                            SHARES             VALUE
--------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--(CONCLUDED)
Edison International,
  Inc.(1)                                                                         7,200   $      229,680
Entergy Corp.                                                                     5,000          324,100
Exelon Corp.                                                                     14,300          596,453
FirstEnergy Corp.                                                                 7,200          304,056
FPL Group, Inc.                                                                   4,100          288,353
PG&E Corp.*                                                                       8,600          286,036
PPL Corp.(1)                                                                      4,200          218,190
Progress Energy, Inc.(2)                                                          6,500          250,287
Public Service Enterprise
  Group, Inc.                                                                     5,400          237,546
Southern Co.                                                                     15,900          521,361
TXU Corp.                                                                         6,400          402,048
Xcel Energy, Inc.                                                                 9,300          167,958
--------------------------------------------------------------------------------------------------------
                                                                                               5,645,025
--------------------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT--0.49%
American Power
  Conversion Corp.                                                                4,400           93,016
Cooper Industries Ltd.,
  Class A                                                                         2,100          139,251
Emerson Electric Co.(1)                                                           9,000          601,380
Molex, Inc.                                                                       4,300          118,551
Rockwell Automation,
  Inc.                                                                            3,900          184,470
--------------------------------------------------------------------------------------------------------
                                                                                               1,136,668
--------------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT &
   INSTRUMENTS--0.44%
Agilent Technologies,
  Inc.*(1)                                                                       10,500          240,345
Jabil Circuit, Inc.*                                                              4,400          110,264
PerkinElmer, Inc.                                                                 3,000           63,990
Sanmina-SCI Corp.*                                                               11,700          103,311
Solectron Corp.*(1)                                                              21,300          133,125
Symbol Technologies,
  Inc.                                                                            5,300           80,348
Tektronix, Inc.                                                                   2,000           62,740
Thermo Electron Corp.*                                                            3,600          108,900
Waters Corp.*                                                                     2,500          116,650
--------------------------------------------------------------------------------------------------------
                                                                                               1,019,673
--------------------------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES--1.00%
Baker Hughes, Inc.                                                                7,400   $      328,042
BJ Services Co.                                                                   3,600          182,412
Halliburton Co.                                                                   9,500          392,825
Nabors Industries, Inc.*                                                          3,400          176,800
Noble Corp.*                                                                      3,100          150,195
Schlumberger Ltd.(1)                                                             12,700          833,501
Transocean Sedco
  Forex, Inc.*                                                                    7,100          285,917
--------------------------------------------------------------------------------------------------------
                                                                                               2,349,692
--------------------------------------------------------------------------------------------------------

FOOD & DRUG RETAILING--1.05%
Albertson's, Inc.                                                                 8,100          204,930
CVS Corp.                                                                         8,600          390,182
Kroger Co.*                                                                      16,000          258,880
Safeway, Inc.*                                                                    9,900          190,872
SUPERVALU, Inc.(1)                                                                3,100           97,929
Sysco Corp.(1)                                                                   13,800          479,550
Walgreen Co.(1)                                                                  21,900          836,142
--------------------------------------------------------------------------------------------------------
                                                                                               2,458,485
--------------------------------------------------------------------------------------------------------

FOOD PRODUCTS--1.29%
Archer-Daniels-Midland
  Co.(1)                                                                         14,000          296,800
Campbell Soup Co.(1)                                                              8,900          253,917
ConAgra Foods, Inc.                                                              11,500          311,075
General Mills, Inc.                                                               8,200          373,018
Heinz, H.J. & Co.                                                                 7,600          282,416
Hershey Foods Corp.                                                               5,300          274,540
Kellogg Co.(1)                                                                    8,700          380,190
McCormick & Co., Inc.                                                             3,000          109,350
Sara Lee Corp.                                                                   17,100          401,508
Wm. Wrigley Jr. Co.                                                               4,800          330,240
--------------------------------------------------------------------------------------------------------
                                                                                               3,013,054
--------------------------------------------------------------------------------------------------------

GAS UTILITIES--0.28%
KeySpan Corp.                                                                     3,700          146,224
Kinder Morgan, Inc.                                                               2,700          187,110
NiSource, Inc.(1)                                                                 6,400          139,456
Sempra Energy                                                                     5,100          188,598
--------------------------------------------------------------------------------------------------------
                                                                                                 661,388
--------------------------------------------------------------------------------------------------------

                                                                              NUMBER OF
SECURITY DESCRIPTION                                                            SHARES             VALUE
--------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT &
  SUPPLIES--2.05%
Applera Corp. - Applied
  Biosystems Group                                                                4,800   $       98,400
Bausch & Lomb, Inc.                                                               1,200           70,656
Baxter International, Inc.                                                       13,200          417,780
Becton, Dickinson
  and Co.                                                                         5,300          290,334
Biomet, Inc.(1)                                                                   5,400          258,498
Boston Scientific Corp.*                                                         18,000          626,580
C.R. Bard, Inc.                                                                   2,200          131,802
Fisher Scientific
  International, Inc.*                                                            2,500          141,350
Guidant Corp.                                                                     6,700          434,361
Medtronic, Inc.                                                                  25,800        1,239,690
St. Jude Medical, Inc.*                                                           7,600          289,864
Stryker Corp.                                                                     8,600          378,314
Zimmer Holdings, Inc.*                                                            5,200          424,320
--------------------------------------------------------------------------------------------------------
                                                                                               4,801,949
--------------------------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS &
   SERVICES--2.14%
Aetna, Inc.(1)                                                                    3,300          391,083
AmerisourceBergen
  Corp                                                                            2,500          147,350
Anthem, Inc.*(1)                                                                  3,000          303,990
Cardinal Health, Inc.                                                             9,300          486,204
Caremark Rx, Inc.*                                                               10,000          357,600
CIGNA Corp.(1)                                                                    3,000          210,060
Express Scripts, Inc.*(1)                                                         1,700          122,332
HCA, Inc.                                                                         9,000          354,780
Health Management
  Associates, Inc.,
  Class A(1)                                                                      5,400          119,286
Humana, Inc.*                                                                     3,500           86,870
IMS Health, Inc.                                                                  5,100          115,107
Laboratory Corp. of
  America Holdings*                                                               2,900          139,055
Manor Care, Inc.                                                                  2,000           68,900
McKesson Corp.(1)                                                                 6,500          192,075
Quest Diagnostics,
  Inc.(1)                                                                         2,200          206,250
Tenet Healthcare
  Corp.*(1)                                                                      10,800          117,180
UnitedHealth Group, Inc.                                                         14,100   $    1,168,185
Wellpoint Health
  Networks, Inc.*                                                                 3,300          412,830
--------------------------------------------------------------------------------------------------------
                                                                                               4,999,137
--------------------------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE--1.53%
Carnival Corp.                                                                   13,500          715,635
Darden Restaurants, Inc.                                                          3,500           95,410
Harrah's Entertainment,
  Inc.(1)                                                                         2,500          153,500
Hilton Hotels Corp.                                                               8,600          177,676
International Game
  Technology                                                                      7,400          261,590
Marriott International,
  Inc., Class A(1)                                                                4,900          278,565
McDonald's Corp.                                                                 26,600          817,684
Starbucks Corp.*                                                                  8,400          472,584
Starwood Hotels &
  Resorts Worldwide,
  Inc., Class B                                                                   4,600          240,534
Wendy's International,
  Inc.                                                                            2,600           92,742
Yum! Brands, Inc.                                                                 6,000          272,400
--------------------------------------------------------------------------------------------------------
                                                                                               3,578,320
--------------------------------------------------------------------------------------------------------

HOUSEHOLD DURABLES--0.53%
Black & Decker Corp.                                                              1,800          151,362
Centex Corp.                                                                      2,700          141,669
Fortune Brands, Inc.                                                              3,100          243,288
KB HOME                                                                           1,000           87,890
Leggett & Platt, Inc.(1)                                                          4,400          131,340
Newell Rubbermaid,
  Inc.(1)                                                                         6,300          145,404
Pulte Homes, Inc.                                                                 2,700          149,202
Stanley Works                                                                     1,900           88,844
Whirlpool Corp.                                                                   1,600          103,280
--------------------------------------------------------------------------------------------------------
                                                                                               1,242,279
--------------------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS--1.85%
Clorox Co.                                                                        4,600          253,552
Colgate-Palmolive Co.                                                            11,400          524,286
Kimberly Clark Corp.                                                             10,500          667,905
Procter & Gamble Co.                                                             54,100        2,893,268
--------------------------------------------------------------------------------------------------------
                                                                                               4,339,011
--------------------------------------------------------------------------------------------------------

                                                                              NUMBER OF
SECURITY DESCRIPTION                                                            SHARES             VALUE
--------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.81%
3M Co.                                                                           16,800   $    1,337,112
General Electric Co.                                                            226,000        7,991,360
Reynolds American
  Inc.(1)                                                                         3,300          249,579
Textron, Inc.                                                                     3,100          225,122
Tyco International Ltd.(1)                                                       43,000        1,460,710
--------------------------------------------------------------------------------------------------------
                                                                                              11,263,883
--------------------------------------------------------------------------------------------------------

INSURANCE--4.30%
ACE Ltd.                                                                          6,100          246,562
AFLAC, Inc.                                                                      10,800          406,296
Allstate Corp.                                                                   14,600          737,300
Ambac Financial
  Group, Inc.                                                                     2,300          187,059
American International
  Group, Inc.                                                                    55,800        3,534,930
AON Corp.(1)                                                                      6,900          145,728
Chubb Corp.(1)                                                                    4,100          312,461
Cincinnati Financial Corp.                                                        3,800          170,240
Hartford Financial
  Services Group, Inc.                                                            6,300          403,200
Jefferson-Pilot Corp.                                                             2,900          142,651
Lincoln National Corp.                                                            3,800          174,876
Loews Corp.                                                                       4,000          279,640
Marsh & McLennan
  Cos., Inc.(1)                                                                  11,300          323,067
MBIA, Inc.(1)                                                                     3,200          191,872
Metlife, Inc.                                                                    15,900          620,100
MGIC Investment Corp.                                                             2,100          142,800
Progressive Corp.                                                                 4,200          382,158
Prudential Financial, Inc.                                                       11,000          538,450
SAFECO Corp.(1)                                                                   2,800          135,716
St. Paul Cos., Inc.                                                              14,400          525,312
Torchmark Corp.                                                                   2,300          126,293
UnumProvident Corp.                                                               7,000          108,990
XL Capital Ltd.,
  Class A(1)                                                                      3,000          226,080
--------------------------------------------------------------------------------------------------------
                                                                                              10,061,781
--------------------------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL--0.68%
eBay, Inc.*(1)                                                                   14,100        1,585,545
--------------------------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES--0.47%
Yahoo!, Inc.*                                                                    29,100   $    1,094,742
--------------------------------------------------------------------------------------------------------

IT CONSULTING & SERVICES--0.38%
Affiliated Computer
  Services, Inc.*(1)                                                              2,800          165,704
Computer Sciences
  Corp.*(1)                                                                       4,100          221,810
Electronic Data Systems
  Corp.                                                                          11,100          249,195
SunGard Data Systems,
  Inc.*                                                                           6,300          167,013
Unisys Corp.*                                                                     7,700           88,473
--------------------------------------------------------------------------------------------------------
                                                                                                 892,195
--------------------------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS--0.39%
Brunswick Corp.                                                                   2,100          102,522
Eastman Kodak Co.(1)                                                              6,200          202,802
Harley-Davidson, Inc.                                                             6,300          364,266
Hasbro, Inc.                                                                      4,100           78,023
Mattel, Inc.                                                                      9,200          174,340
--------------------------------------------------------------------------------------------------------
                                                                                                 921,953
--------------------------------------------------------------------------------------------------------

MACHINERY--1.56%
Caterpillar, Inc.(1)                                                              7,300          668,315
Cummins, Inc.                                                                     1,100           87,582
Danaher Corp.                                                                     6,500          369,720
Deere & Co.                                                                       5,300          380,169
Dover Corp.                                                                       4,500          182,025
Eaton Corp.                                                                       3,400          229,160
Illinois Tool Works, Inc.                                                         6,500          612,495
Ingersoll Rand Co.,
  Class A                                                                         3,800          282,796
ITT Industries, Inc.                                                              2,000          170,240
Navistar International
  Corp.*                                                                          1,800           74,070
PACCAR, Inc.(1)                                                                   3,900          304,590
Pall Corp.                                                                        3,100           83,979
Parker-Hannifin Corp.(1)                                                          2,700          201,960
--------------------------------------------------------------------------------------------------------
                                                                                               3,647,101
--------------------------------------------------------------------------------------------------------

MEDIA--3.53%
Clear Channel
  Communications, Inc.                                                           12,900          434,472
Comcast Corp.,
  Class A*(1)                                                                    48,100        1,444,924

                                                                              NUMBER OF
SECURITY DESCRIPTION                                                            SHARES             VALUE
--------------------------------------------------------------------------------------------------------
MEDIA--(CONCLUDED)
Dow Jones & Co., Inc.                                                             2,200   $       94,050
Gannett Co., Inc.(1)                                                              5,800          478,442
Interpublic Group Cos.,
  Inc.*                                                                           9,500          117,895
Knight-Ridder, Inc.(1)                                                            1,900          129,371
McGraw-Hill Cos., Inc.                                                            4,100          359,693
New York Times Co.,
  Class A                                                                         3,500          143,500
Omnicom Group, Inc.                                                               4,000          324,000
Time Warner, Inc.*                                                               98,200        1,739,122
Tribune Co.(1)                                                                    7,100          307,927
Univision
  Communications, Inc.,
  Class A*                                                                        7,100          213,710
Viacom, Inc., Class B                                                            37,400        1,297,780
Walt Disney Co.(1)                                                               44,100        1,185,408
--------------------------------------------------------------------------------------------------------
                                                                                               8,270,294
--------------------------------------------------------------------------------------------------------

METALS & MINING--0.77%
Alcoa, Inc.                                                                      18,900          642,222
Allegheny Technologies,
  Inc.                                                                            2,200           48,400
Freeport-McMoRan
  Copper & Gold, Inc.,
  Class B(1)                                                                      3,900          152,607
Newmont Mining Corp.
  (Holding Co.)(1)                                                                9,500          449,825
Nucor Corp.                                                                       3,500          185,150
Phelps Dodge Corp.                                                                2,100          203,973
United States Steel Corp.                                                         2,500          130,900
--------------------------------------------------------------------------------------------------------
                                                                                               1,813,077
--------------------------------------------------------------------------------------------------------

MULTI-LINE RETAIL--3.34%
Costco Wholesale Corp.                                                            9,900          481,140
Dollar General Corp.                                                              7,300          144,175
Family Dollar Stores,
  Inc.(1)                                                                         4,000          117,200
Federated Department
  Stores, Inc.                                                                    4,000          219,200
J.C. Penney Co., Inc.
  (Holding Co.)                                                                   6,300          243,180
Kohl's Corp.*(1)                                                                  7,400          341,584
May Department Stores
  Co.(1)                                                                          6,500          182,780
Nordstrom, Inc.(1)                                                                3,100   $      135,625
Sears, Roebuck & Co.(1)                                                           4,700          244,541
Target Corp.                                                                     19,300          988,546
Wal-Mart Stores, Inc.                                                            90,700        4,721,842
--------------------------------------------------------------------------------------------------------
                                                                                               7,819,813
--------------------------------------------------------------------------------------------------------

MULTI-UTILITIES--0.44%
AES Corp.*                                                                       14,300          175,032
Calpine Corp.*(1)                                                                13,000           50,440
Centerpoint Energy, Inc.                                                          7,800           87,048
Duke Energy Corp.(1)                                                             20,700          523,296
Williams Cos., Inc.(1)                                                           12,200          203,374
--------------------------------------------------------------------------------------------------------
                                                                                               1,039,190
--------------------------------------------------------------------------------------------------------

OFFICE ELECTRONICS--0.12%
Xerox Corp.*(1)                                                                  18,000          275,760
--------------------------------------------------------------------------------------------------------

OIL & GAS--6.34%
Amerada Hess Corp.(1)                                                             2,000          177,700
Anadarko Petroleum
  Corp.(1)                                                                        5,400          375,840
Apache Corp.(1)                                                                   7,000          378,420
Ashland, Inc.                                                                     1,700          100,555
Burlington Resources, Inc.                                                        8,500          394,485
ChevronTexaco Corp.                                                              45,400        2,478,840
ConocoPhillips, Inc.                                                             14,700        1,337,553
Devon Energy Corp.                                                               10,500          434,910
El Paso Corp.                                                                    14,800          154,512
EOG Resources, Inc.                                                               2,600          195,182
ExxonMobil Corp.                                                                139,200        7,134,000
Kerr-McGee Corp.                                                                  3,400          211,582
Marathon Oil Corp.                                                                7,500          295,800
Occidental Petroleum
  Corp.                                                                           8,400          505,764
Sunoco, Inc.                                                                      1,600          132,096
Unocal Corp.(1)                                                                   5,900          271,636
Valero Energy Corp.                                                               5,500          257,345
--------------------------------------------------------------------------------------------------------
                                                                                              14,836,220
--------------------------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS--0.55%
Georgia-Pacific Corp.                                                             5,900          215,999
International Paper Co.(1)                                                       11,100          460,872
Louisiana-Pacific Corp.                                                           2,700           66,069

                                                                              NUMBER OF
SECURITY DESCRIPTION                                                            SHARES             VALUE
--------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--(CONCLUDED)
MeadWestvaco Corp.                                                                5,100   $      171,615
Weyerhaeuser Co.                                                                  5,500          363,000
--------------------------------------------------------------------------------------------------------
                                                                                               1,277,555
--------------------------------------------------------------------------------------------------------

PERSONAL PRODUCTS--0.60%
Alberto-Culver Co.,
  Class B                                                                         2,100           97,230
Avon Products, Inc.                                                              10,100          379,154
Gillette Co.                                                                     21,300          926,337
--------------------------------------------------------------------------------------------------------
                                                                                               1,402,721
--------------------------------------------------------------------------------------------------------

PHARMACEUTICALS--6.89%
Abbott Laboratories(1)                                                           33,300        1,397,268
Allergan, Inc.                                                                    2,900          213,150
Bristol-Myers Squibb
  Co.(1)                                                                         41,800          982,300
Eli Lilly & Co.                                                                  24,300        1,295,919
Forest Laboratories, Inc.*                                                        8,000          311,760
Hospira, Inc.*                                                                    3,400          109,582
Johnson & Johnson                                                                63,300        3,818,256
King Pharmaceuticals,
  Inc.*                                                                           5,500           68,475
Medco Health Solutions,
  Inc.*(1)                                                                        5,900          222,548
Merck & Co., Inc.                                                                47,700        1,336,554
Mylan Laboratories,
  Inc.(1)                                                                         5,900          107,144
Pfizer, Inc.                                                                    161,800        4,493,186
Schering-Plough Corp.(1)                                                         31,600          564,060
Watson Pharmaceuticals,
  Inc.*                                                                           2,500           72,625
Wyeth Pharmaceuticals(1)                                                         28,600        1,140,282
--------------------------------------------------------------------------------------------------------
                                                                                              16,133,109
--------------------------------------------------------------------------------------------------------

REAL ESTATE--0.48%
Equity Office Properties
  Trust                                                                           9,500          260,775
Equity Residential
  Properties Trust                                                                6,600          222,486
Plum Creek Timber Co.,
  Inc.                                                                            4,200          155,400
ProLogis                                                                          4,300          172,989
Simon Property Group,
  Inc.(1)                                                                         4,900          304,192
--------------------------------------------------------------------------------------------------------
                                                                                               1,115,842
--------------------------------------------------------------------------------------------------------

ROAD & RAIL--0.50%
Burlington Northern
  Santa Fe, Inc.                                                                  7,900   $      355,816
CSX Corp.                                                                         4,800          183,024
Norfolk Southern Corp.                                                            8,400          288,372
Union Pacific Corp.                                                               5,600          355,264
--------------------------------------------------------------------------------------------------------
                                                                                               1,182,476
--------------------------------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.03%
Advanced Micro Devices,
  Inc.*(1)                                                                        7,700          163,856
Altera Corp.*(1)                                                                  8,000          181,440
Analog Devices, Inc.                                                              8,100          299,295
Applied Materials, Inc.*                                                         36,500          607,360
Broadcom Corp.,
  Class A*                                                                        7,000          227,640
Intel Corp.                                                                     137,500        3,073,125
KLA-Tencor Corp.*(1)                                                              4,300          193,758
Linear Technology
  Corp.(1)                                                                        6,600          251,856
LSI Logic Corp.*                                                                  9,300           49,197
Maxim Integrated
  Products, Inc.                                                                  7,000          286,720
Micron Technology,
  Inc.*(1)                                                                       13,400          148,472
National Semiconductor
  Corp.(1)                                                                        7,800          120,588
Novellus Systems, Inc.*                                                           3,200           86,208
NVIDIA Corp.*                                                                     3,700           70,781
PMC-Sierra, Inc.*                                                                 4,200           46,368
QLogic Corp.*                                                                     2,100           72,219
Teradyne, Inc.*                                                                   4,400           75,064
Texas Instruments, Inc.                                                          37,100          897,078
Xilinx, Inc.(1)                                                                   7,500          234,150
--------------------------------------------------------------------------------------------------------
                                                                                               7,085,175
--------------------------------------------------------------------------------------------------------

SOFTWARE--4.41%
Adobe Systems, Inc.(1)                                                            5,200          314,912
Autodesk, Inc.                                                                    2,400          156,984
BMC Software, Inc.*                                                               4,900           91,042
Citrix Systems, Inc.*                                                             3,800           89,718
Computer Associates
  International, Inc.(1)                                                         12,600          384,678

                                                                              NUMBER OF
SECURITY DESCRIPTION                                                            SHARES             VALUE
--------------------------------------------------------------------------------------------------------
SOFTWARE--(CONCLUDED)
Compuware Corp.*                                                                  8,900   $       51,353
Electronic Arts, Inc.*                                                            6,500          317,850
Intuit, Inc.*                                                                     4,100          171,544
Mercury Interactive
  Corp.*(1)                                                                       2,100           95,781
Microsoft Corp.                                                                 232,900        6,244,049
Novell, Inc.*                                                                     8,700           53,070
Oracle Corp.*                                                                   110,800        1,402,728
PeopleSoft, Inc.*(1)                                                              8,000          188,880
Siebel Systems, Inc.*(1)                                                         11,400          114,912
Symantec Corp.*                                                                   6,700          427,527
VERITAS Software Co.*                                                             9,500          208,050
--------------------------------------------------------------------------------------------------------
                                                                                              10,313,078
--------------------------------------------------------------------------------------------------------

SPECIALTY RETAIL--2.44%
AutoNation, Inc.*                                                                 6,100          112,972
AutoZone, Inc.*(1)                                                                1,900          162,640
Bed, Bath & Beyond,
  Inc.*(1)                                                                        6,500          259,532
Best Buy Co., Inc.(1)                                                             7,000          394,660
Circuit City Stores-Circuit
  City Group                                                                      4,500           70,155
Gap, Inc.                                                                        19,400          423,890
Home Depot, Inc.                                                                 47,000        1,962,250
Limited Brands(1)                                                                10,200          249,288
Lowe's Cos., Inc.                                                                16,700          924,011
Office Depot, Inc.*                                                               6,900          113,160
RadioShack Corp.                                                                  3,600          113,652
Sherwin-Williams Co.                                                              3,300          147,180

SPECIALTY RETAIL--(CONCLUDED)
Staples, Inc.                                                                    10,800   $      344,628
Tiffany & Co.                                                                     3,300          100,980
TJX Cos., Inc.                                                                   10,400          244,816
Toys "R" Us, Inc.*                                                                4,900           94,766
--------------------------------------------------------------------------------------------------------
                                                                                               5,718,580
--------------------------------------------------------------------------------------------------------

TEXTILES & APPAREL--0.44%
Coach, Inc.*                                                                      4,100          204,344
Jones Apparel Group, Inc.                                                         3,000          106,590
Liz Claiborne, Inc.                                                               2,500          102,675
Nike, Inc., Class B                                                               5,700          482,562
V. F. Corp.                                                                       2,600          140,374
--------------------------------------------------------------------------------------------------------
                                                                                               1,036,545
--------------------------------------------------------------------------------------------------------

TOBACCO--1.15%
Altria Group, Inc.                                                               43,800        2,518,062
UST, Inc.                                                                         3,700          162,911
--------------------------------------------------------------------------------------------------------
                                                                                               2,680,973
--------------------------------------------------------------------------------------------------------

TRADING COMPANIES &
   DISTRIBUTORS--0.13%
Genuine Parts Co.                                                                 4,200          182,322
W.W. Grainger, Inc.                                                               2,100          129,906
--------------------------------------------------------------------------------------------------------
                                                                                                 312,228
--------------------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES--0.29%
Nextel Communications,
  Inc., Class A*                                                                 23,800          677,348
--------------------------------------------------------------------------------------------------------
Total Common Stocks
  (cost--$204,655,385)                                                                       233,659,691
--------------------------------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                              MATURITY     INTEREST
  (000)                                                 DATE         RATES          VALUE
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--0.03%

$   64   Repurchase Agreement dated
         11/30/04 with State Street Bank &
         Trust Co., collateralized by $63,176
         U.S. Treasury Bills, zero coupon
         due 04/14/05 and $1,681
         U.S. Treasury Bonds, 11.250%
         due 02/15/15; (value-$65,320);
         proceeds: $64,003 (cost--$64,000)             12/01/04      1.840%     $      64,000

NUMBER OF
 SHARES
 (000)
----------------------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED--20.30%

MONEY MARKET FUNDS+--20.30%

      322    AIM Liquid Assets Money Market Portfolio                 1.926            321,748
   12,537    Barclays Prime Money Market Fund                         1.992         12,537,264
        2    Dreyfus Institutional Cash Advantage Fund                1.956              2,201
   34,672    UBS Private Money Market Fund LLC**                      1.912         34,671,622
Total Money Market Funds (cost--$47,532,835)                                        47,532,835
Total Investments (cost--$252,252,220)--120.14%                                    281,256,526
Liabilities in excess of other assets--(20.14)%                                    (47,145,330)
Net Assets--100.00%                                                             $  234,111,196
----------------------------------------------------------------------------------------------

*    Non-income producing security.
(1)  Security, or portion thereof, was on loan at November 30, 2004.
(2) Includes 800 Contingent Value Obligations, which are considered illiquid and are fair valued at zero by a valuation committee under the direction of the board of directors.
+    Interest rates shown reflect yield at November 30, 2004.
**   Affiliated issuer. See table below for more information.

                                                                                             INCOME
                                    SHARES PURCHASED     SHARES SOLD                       EARNED FROM
                                       DURING THE        DURING THE                       AFFILIATE FOR
                      NUMBER OF        SIX MONTHS        SIX MONTHS        NUMBER OF     THE SIX MONTHS
 SECURITY          SHARES HELD AT         ENDED             ENDED         SHARES HELD         ENDED
DESCRIPTION           05/31/04           11/30/04          11/30/04       AT 11/30/04        11/30/04
-------------------------------------------------------------------------------------------------------
UBS Private
 Money Market
 Fund LLC            1,513,300           86,383,961       53,225,639       34,671,622       $   988
-------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

UBS S&P 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES -- NOVEMBER 30, 2004 (UNAUDITED)

ASSETS

Investments in unaffiliated securities, at value (cost--$217,580,598)*             $     246,584,904
Investment in affiliated security, at value (cost--$34,671,622)                           34,671,622
Cash                                                                                             464
Receivable for shares of beneficial interest sold                                            128,925
Dividends and interest receivable                                                          1,121,195
Other assets                                                                                  31,504
Total assets                                                                             282,538,614

LIABILITIES

Payable for cash collateral from securities loaned                                        47,532,835
Payable for investments purchased                                                            541,086
Payable to affiliates                                                                        105,503
Payable for shares of beneficial interest repurchased                                         74,156
Accrued expenses and other liabilities                                                       173,838
Total liabilities                                                                         48,427,418

NET ASSETS

Beneficial interest--$0.001 par value (unlimited amount authorized)                      246,284,578
Accumulated undistributed net investment income                                            2,542,186
Accumulated net realized loss from investment activities                                 (43,719,874)
Net unrealized appreciation of investments                                                29,004,306
Net assets                                                                         $     234,111,196
----------------------------------------------------------------------------------------------------

* Includes $45,868,551 of investments in securities on loan, at value.

                 See accompanying notes to financial statements

CLASS A:
Net assets                                                                         $     145,726,555
Shares outstanding                                                                        10,605,984
Net asset value per share                                                          $           13.74
Maximum offering price per share (net asset value plus sales charge of 2.50%)      $           14.09

CLASS B:
Net assets                                                                         $      17,831,422
Shares outstanding                                                                         1,316,064
Net asset value and offering price per share                                       $           13.55

CLASS C:
Net assets                                                                         $      39,643,179
Shares outstanding                                                                         2,930,383
Net asset value and offering price per share                                       $           13.53

CLASS C-2:
Net assets                                                                         $       6,416,924
Shares outstanding                                                                           473,566
Net asset value and offering price per share                                       $           13.55

CLASS Y:
Net assets                                                                         $      24,493,116
Shares outstanding                                                                         1,771,654
Net asset value, offering price and redemption value per share                     $           13.82
----------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

STATEMENT OF OPERATIONS

                                                                                     FOR THE SIX
                                                                                     MONTHS ENDED
                                                                                   NOVEMBER 30, 2004
                                                                                      (UNAUDITED)
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                                          $       2,732,272
Interest                                                                                       1,161
Securities lending income (includes $988 earned from an affiliated entity)                     1,697
                                                                                           2,735,130
EXPENSES:
Investment advisory and administration fees                                                  231,642
Service fees--Class A                                                                        175,302
Service and distribution fees--Class B                                                        58,923
Service and distribution fees--Class C                                                       200,552
Service and distribution fees--Class C-2                                                      21,122
Transfer agency and related services fees--Class A                                            90,707
Transfer agency and related services fees--Class B                                             9,707
Transfer agency and related services fees--Class C                                            18,973
Transfer agency and related services fees--Class C-2                                           5,296
Transfer agency and related services fees--Class Y                                             2,824
Custody and accounting                                                                        68,247
State registration fees                                                                       46,601
Reports and notices to shareholders                                                           33,587
Professional fees                                                                             29,153
Trustees' fees                                                                                 6,595
Other expenses                                                                                30,223
                                                                                           1,029,454
Less: Fee waivers and expense reimbursements from advisor                                    (60,821)
Net expenses                                                                                 968,633
Net investment income                                                                      1,766,497
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized loss from investment activities                                                (802,255)
Net change in unrealized appreciation/depreciation of investments                         10,677,649
Net realized and unrealized gains from investment activities                               9,875,394
Net increase in net assets resulting from operations                               $      11,641,891
----------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

                                                          FOR THE SIX
                                                          MONTHS ENDED         FOR THE
                                                        NOVEMBER 30, 2004     YEAR ENDED
                                                           (UNAUDITED)       MAY 31, 2004
-------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                   $       1,766,497    $    1,545,071
Net realized losses from investment activities                   (802,255)       (5,391,804)
Net change in unrealized appreciation/depreciation
  of investments                                               10,677,649        29,619,046
Net increase in net assets resulting from operations           11,641,891        25,772,313
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Class A                                         --          (936,038)
Net investment income--Class B                                         --           (30,849)
Net investment income--Class C                                         --           (41,566)
Net investment income--Class C-2                                       --           (23,032)
Net investment income--Class Y                                         --          (236,051)
                                                                       --        (1,267,536)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares                           23,928,068       120,213,243
Cost of shares repurchased                                    (30,393,985)      (71,593,451)
Proceeds from dividends reinvested                                     --         1,229,030
Shares issued in connection with fund merger                           --        31,342,747
Net increase (decrease) in net assets from beneficial
  interest transactions                                        (6,465,917)       81,191,569
Net increase in net assets                                      5,175,974       105,696,346
NET ASSETS:
Beginning of period                                           228,935,222       123,238,876
End of period                                           $     234,111,196    $  228,935,222
Accumulated undistributed net investment income         $       2,542,186    $      775,689
-------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

UBS S&P 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS S&P 500 Index Fund (the "Fund") is a series of UBS Index Trust (the "Trust") and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company organized as a Delaware statutory trust on May 27, 1997.

Currently, the Fund offers Class A, Class B, Class C, Class C-2 and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance which varies depending upon the amount invested. All classes of shares have equal voting privileges except that Class A, Class B, Class C, and Class C-2 shares each have exclusive voting rights with respect to their service and/or distribution plans. Class Y shares have no service or distribution plan.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Fund calculates net asset values based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM"), the investment advisor, administrator and principal underwriter of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date ("ex-date"). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

FUTURES CONTRACTS--Upon entering into a financial futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through which the transaction was effected, an amount of cash and/or U.S. securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin", are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. Variation margin calls could be substantial in the event of adverse price movements.

Using financial futures contracts involves various market risks. If the Fund were unable to liquidate a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, the Fund would continue to be required to make variation margin payments and might be required to maintain the position being hedged or to maintain cash or securities in a segregated account. Furthermore, certain characteristics of the futures market might increase the risk that movements in the prices of the financial futures contracts might not correlate perfectly with movements in the prices of the investments being hedged, including temporary price distortions.

There were no outstanding financial futures contracts at November 30, 2004.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

REORGANIZATION INVOLVING UBS ENHANCED S&P 500 FUND

Effective as of the close of business on November 7, 2003 (the "Reorganization Date"), the Fund acquired all of the assets and assumed all of the stated liabilities of UBS Enhanced S&P 500 Fund ("Enhanced S&P"). The acquisition was accomplished by a tax-free exchange of 751,114, 780,929, 587,547 and 447,241 Class A, B, C-2 and Y shares, respectively, of the Fund for 1,296,260, 1,334,784, 1,004,817 and 779,096 Class A, B, C and Y shares, respectively, of Enhanced S&P outstanding on the Reorganization Date. The Enhanced S&P's net assets on that date, valued at $31,342,747, including net unrealized appreciation of investments of $4,107,074 were combined with those of the Fund. Capital loss carryforwards of $18,843,653 were acquired from the acquisition of Enhanced S&P and the use of these losses may be subject to annual limitations imposed by the Internal Revenue Code. All shares were exchanged at net asset value. The Fund's Statement of Operations, Statement of Changes in Net Assets and Financial Highlights do not include the operations of Enhanced S&P prior to the Reorganization Date.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract"), under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets. At November 30, 2004, the Fund owed UBS Global AM $39,380 for investment advisory and administration fees.

UBS Global AM has contractually undertaken to waive a portion of the Fund's investment advisory and administration fees and reimburse a portion of the Fund's other expenses, when necessary, to maintain the total annual operating expenses of Class A, Class B, Class C, Class C-2 and Class Y at a level not exceeding 0.70%, 1.10%,1.45%, 1.10% and 0.45%, respectively. The Fund will reimburse UBS Global AM for any such payments during a three-year period to the extent that operating expenses are otherwise below the expense caps. At
November 30, 2004, UBS Global AM owed the Fund $9,330 for fee waivers and expense reimbursements under the above agreement. For the six months ended November 30, 2004, the Fund waived or reimbursed $60,821 in investment advisory and administration fees and recouped $4,153, which is included in the investment advisory and administration fees on the Statement of Operations.

At November 30, 2004, the Fund had remaining fee waivers and reimbursements subject to repayment to UBS Global AM and respective dates of expiration as follows:

FEE WAIVERS/EXPENSE        EXPIRES       EXPIRES       EXPIRES       EXPIRES
REIMBURSEMENTS             MAY 31,       MAY 31,       MAY 31,       MAY 31,
SUBJECT TO REPAYMENT        2005           2006         2007          2008
----------------------------------------------------------------------------
Class A                    $ 76,016     $ 102,785     $ 159,802     $ 47,018
Class B                          --            --         6,827        4,063
Class C                     102,962        67,891        29,556        6,473
Class C-2                        --            --         4,187        3,267
Class Y                      14,796        10,995           721           --

DISTRIBUTION PLANS

UBS Global AM is the principal underwriter of the Fund's shares. There is no distribution plan with respect to the Fund's Class Y shares. Under separate plans of service and/or distribution pertaining to Class A, Class B, Class C and Class C-2 shares, the Fund pays UBS Global AM monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B, Class C and Class C-2 shares and monthly distribution fees at the annual rate of 0.40% of the average daily net assets of Class B and Class C-2, and 0.75% of the average daily net assets of Class C shares. At November 30, 2004, the Fund owed UBS Global AM $75,453 in service and distribution fees.

UBS Global AM also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charge paid by shareholders upon certain redemptions of Class A, Class B, Class C and Class C-2 shares. UBS Global AM has informed the Fund that for the six months ended November 30, 2004, it earned $27,176, $11,700, $3,698 and $40 in sales and deferred sales charges on Class A, Class B, Class C and Class C-2 shares, respectively.

TRANSFER AGENCY AND RELATED SERVICES FEES

UBS Financial Services Inc. provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC Inc. ("PFPC"), the Fund's transfer agent, and was compensated for these services by PFPC, not the Fund.

For the six months ended November 30, 2004, UBS Financial Services Inc. received from PFPC, not the Fund, $30,516 of the total transfer agency and related services fees paid by the Fund to PFPC.

SECURITIES LENDING

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. UBS Securities LLC is the Fund's lending agent. For the six months ended November 30, 2004 UBS Securities LLC earned $1,182 in compensation as the Fund's lending agent. At November 30, 2004, the Fund did not owe UBS Securities LLC for compensation as the Fund's lending agent.

BANK LINE OF CREDIT

The Fund participates with other funds managed or advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company ("Committed Credit Facility"), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, the Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest would be charged to the Fund at the federal funds rate in effect at the time of borrowings, plus 0.50%. For the six months ended November 30, 2004, the Fund had an average daily amount of borrowing outstanding under the Committed Credit Facility of $1,308,545 for 11 days with a related weighted average annualized interest rate of 1.91%, which resulted in $767 of interest expense.

PURCHASES AND SALES OF SECURITIES

For the six months ended November 30, 2004, aggregate purchase and sales of portfolio securities excluding short-term securities, were $9,892,941 and $14,849,744, respectively.

FEDERAL TAX STATUS

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal year ended May 31, 2004 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund's fiscal year ending May 31, 2005.

At May 31, 2004, the Fund had a net capital loss carryforward of $22,232,420. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains and will expire as follows: $1,619,497 in 2009; $10,446,652 in 2010; and $10,166,271 in 2011. The
capital loss carryforward includes $18,592,654 of capital losses from the acquisition of UBS Enhanced S&P 500 Fund on November 7, 2003. These losses may be subject to annual limitations pursuant to section 382(b)(1) of the Internal Revenue Code. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. In addition, the Fund utilized $250,999 of the capital loss carryforward to offset gains realized during the fiscal year ended May 31, 2004.

For federal income tax purposes, which was substantially the same for book purposes, the tax cost of investments and the components of net unrealized appreciation of investments at November 30, 2004 were as follows:

Tax cost of investments                                                  $  252,252,220
---------------------------------------------------------------------------------------

Gross appreciation (investments having an excess of value over cost)         38,307,154
Gross depreciation (investments having an excess of cost over value)         (9,302,848)
Net unrealized appreciation                                              $   29,004,306
---------------------------------------------------------------------------------------

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                                       CLASS A                           CLASS B
FOR THE SIX MONTHS ENDED                   -------------------------------   -------------------------------
NOVEMBER 30, 2004:                             SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------------------
Shares sold                                     1,441,867   $   18,823,426           39,256   $      510,585
Shares repurchased                             (1,622,260)     (21,101,130)        (150,730)      (1,953,157)
Shares converted from
  Class B to Class A                               14,929          196,403          (15,115)        (196,403)
Net decrease                                     (165,464)  $   (2,081,301)        (126,589)  $   (1,638,975)
------------------------------------------------------------------------------------------------------------

                                                       CLASS C                          CLASS C-2
FOR THE SIX MONTHS ENDED                   -------------------------------   -------------------------------
NOVEMBER 30, 2004:                             SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------------------
Shares sold                                        85,897   $    1,113,450              490   $        6,371
Shares repurchased                               (351,806)      (4,560,895)         (59,344)        (767,656)
Net decrease                                     (265,909)  $   (3,447,445)         (58,854)  $     (761,285)
------------------------------------------------------------------------------------------------------------

                                                       CLASS Y
FOR THE SIX MONTHS ENDED                   -------------------------------
NOVEMBER 30, 2004:                             SHARES           AMOUNT
--------------------------------------------------------------------------
Shares sold                                       264,180   $    3,474,236
Shares repurchased                               (154,398)      (2,011,147)
Net increase                                      109,782   $    1,463,089
--------------------------------------------------------------------------

                                                       CLASS A                          CLASS B*
FOR THE YEAR ENDED                         -------------------------------   -------------------------------
MAY 31, 2004:                                  SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------------------
Shares sold                                     5,912,434   $   73,956,040          896,408   $   11,678,449
Shares repurchased                             (3,105,834)     (38,743,461)        (215,493)      (2,749,342)
Shares converted from
  Class B to Class A                               21,320          276,950          (21,553)        (276,950)
Dividends reinvested                               72,601          903,885            2,362           29,131
Shares issued in conjunction
  with fund merger                                751,114        9,233,053          780,929        9,461,405
Net increase                                    3,651,635   $   45,626,467        1,442,653   $   18,142,693
------------------------------------------------------------------------------------------------------------

----------
* Issuance of shares was November 7, 2003.

                                                       CLASS C                         CLASS C-2*
FOR THE YEAR ENDED                         -------------------------------   -------------------------------
MAY 31, 2004:                                  SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------------------
Shares sold                                     1,032,769   $   12,944,972            6,011   $       76,418
Shares repurchased                               (667,407)      (8,317,185)         (62,899)        (801,861)
Dividends reinvested                                3,243           40,052            1,761           21,700
Shares issued in conjunction
  with fund merger                                     --               --          587,547        7,118,442
Net increase                                      368,605   $    4,667,839          532,420   $    6,414,699
------------------------------------------------------------------------------------------------------------

                                                      CLASS Y
FOR THE YEAR ENDED                         -------------------------------
MAY 31, 2004:                                  SHARES           AMOUNT
-------------------------------------------------------------------------
Shares sold                                     1,714,226   $   21,557,364
Shares repurchased                             (1,615,009)     (20,981,602)
Dividends reinvested                               18,741          234,262
Shares issued in conjunction
  with fund merger                                447,241        5,529,847
Net increase                                      565,199   $    6,339,871
--------------------------------------------------------------------------

----------
* Issuance of shares was November 7, 2003.

UBS S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                               CLASS A
                                      ------------------------------------------------------------------------------------------
                                       FOR THE SIX
                                       MONTHS ENDED
                                       NOVEMBER 30,                            FOR THE YEARS ENDED MAY 31,
                                           2004          -----------------------------------------------------------------------
                                        (UNAUDITED)          2004           2003           2002           2001          2000
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $        13.04     $     11.19    $     12.37    $     14.90    $     17.74    $     16.72
Net investment income (loss)                    0.11*           0.13*          0.12*          0.10*          0.10*          0.12*
Net realized and unrealized
  gains (losses) from investment
  activities                                    0.59            1.82          (1.20)         (2.22)         (2.02)          1.49
Net increase (decrease) from
  operations                                    0.70            1.95          (1.08)         (2.12)         (1.92)          1.61
Dividends from net
  investment income                               --           (0.10)         (0.10)         (0.08)         (0.08)         (0.10)
Distributions from net
  realized gains from
  investment activities                           --              --             --          (0.33)         (0.84)         (0.49)
Total dividends and distributions
  to shareholders                                 --           (0.10)         (0.10)         (0.41)         (0.92)         (0.59)
NET ASSET VALUE,
  END OF PERIOD                       $        13.74     $     13.04    $     11.19    $     12.37    $     14.90    $     17.74
TOTAL INVESTMENT RETURN(1)                      5.37%          17.48%         (8.70)%       (14.37)%       (11.12)%         9.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (000's)                      $      145,727     $   140,491    $    79,638    $    59,485    $    34,036    $    33,409
Expenses to average net
  assets, net of fee waivers
  and expense reimbursements
  from advisor                                  0.70%**         0.70%          0.67%          0.60%          0.60%          0.60%
Expenses to average net assets,
  before fee waivers
  and expense reimbursements
  from advisor                                  0.77%**         0.84%          0.84%          0.82%          0.75%          0.94%
Net investment income (loss)
  to average net assets,
  net of fee waivers and expense
  reimbursements from advisor                   1.71%**         1.02%          1.14%          0.78%          0.56%          0.69%
Net investment income (loss)
  to average net assets, before
  fee waivers and expense
  reimbursements from advisor                   1.64%**         0.88%          0.97%          0.56%          0.41%          0.35%
Portfolio turnover                                 4%             16%            10%            12%            32%             5%
--------------------------------------------------------------------------------------------------------------------------------

*    Calculated using the average month-end shares outstanding for the period.
**   Annualized.
#    Actual amount is less than $0.005 per share.
+    Commencement of issuance of shares.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                                                   CLASS B                      CLASS C
                                      ---------------------------------     --------------
                                       FOR THE SIX       FOR THE PERIOD       FOR THE SIX
                                      MONTHS ENDED         NOVEMBER 7,       MONTHS ENDED
                                       NOVEMBER 30,          2003+           NOVEMBER 30,
                                          2004              THROUGH              2004
                                      (UNAUDITED)         MAY 31, 2004        (UNAUDITED)
------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $        12.89     $        12.12     $        12.89
Net investment income (loss)                    0.08*              0.04*              0.06*
Net realized and unrealized
  gains (losses) from investment
  activities                                    0.58               0.77               0.58
Net increase (decrease) from
  operations                                    0.66               0.81               0.64
Dividends from net
  investment income                               --              (0.04)                --
Distributions from net
  realized gains from
  investment activities                           --                 --                 --
Total dividends and distributions
  to shareholders                                 --              (0.04)                --
NET ASSET VALUE,
  END OF PERIOD                       $        13.55     $        12.89     $        13.53
TOTAL INVESTMENT RETURN(1)                      5.12%              6.70%              4.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (000's)                      $       17,831     $       18,595     $       39,643
Expenses to average net
  assets, net of fee waivers
  and expense reimbursements
  from advisor                                  1.10%**            1.10%**            1.45%**
Expenses to average net assets,
  before fee waivers
  and expense reimbursements
  from advisor                                  1.15%**            1.18%**            1.48%**
Net investment income (loss)
  to average net assets,
  net of fee waivers and expense
  reimbursements from advisor                   1.28%**            0.59%**            0.93%**
Net investment income (loss)
  to average net assets, before
  fee waivers and expense
  reimbursements from advisor                   1.23%**            0.51%**            0.90%**
Portfolio turnover                                 4%                16%                 4%
------------------------------------------------------------------------------------------

                                                                       CLASS C
                                      -----------------------------------------------------------------------
                                                             FOR THE YEARS ENDED MAY 31,
                                      -----------------------------------------------------------------------
                                          2004           2003           2002          2001           2000
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     11.06    $     12.21    $     14.74    $     17.61    $     16.64
Net investment income (loss)                 0.03*          0.04*          0.00*#        (0.03)*        (0.01)*
Net realized and unrealized
  gains (losses) from investment
  activities                                 1.81          (1.19)         (2.20)         (2.00)          1.49
Net increase (decrease) from
  operations                                 1.84          (1.15)         (2.20)         (2.03)          1.48
Dividends from net
  investment income                         (0.01)         (0.00)#           --             --          (0.02)
Distributions from net
  realized gains from
  investment activities                        --             --          (0.33)         (0.84)         (0.49)
Total dividends and distributions
  to shareholders                           (0.01)         (0.00)#        (0.33)         (0.84)         (0.51)
NET ASSET VALUE,
  END OF PERIOD                       $     12.89    $     11.06    $     12.21    $     14.74    $     17.61
TOTAL INVESTMENT RETURN(1)                  16.68%         (9.39)%       (15.04)%       (11.81)%         8.89%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (000's)                      $    41,204    $    31,277    $    39,381    $    42,544    $    42,478
Expenses to average net
  assets, net of fee waivers
  and expense reimbursements
  from advisor                               1.45%          1.42%          1.35%          1.35%          1.35%
Expenses to average net assets,
  before fee waivers
  and expense reimbursements
  from advisor                               1.53%          1.63%          1.60%          1.54%          1.70%
Net investment income (loss)
  to average net assets,
  net of fee waivers and expense
  reimbursements from advisor                0.27%          0.39%          0.02%         (0.17)%        (0.06)%
Net investment income (loss)
  to average net assets, before
  fee waivers and expense
  reimbursements from advisor                0.19%          0.18%         (0.23)%        (0.36)%        (0.41)%
Portfolio turnover                             16%            10%            12%            32%             5%
-------------------------------------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                       CLASS C-2
                                                       ---------------------------------------
                                                          FOR THE SIX          FOR THE PERIOD
                                                          MONTHS ENDED       NOVEMBER 7, 2003+
                                                       NOVEMBER 30, 2004          THROUGH
                                                          (UNAUDITED)          MAY 31, 2004
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $           12.89     $           12.12
Net investment income                                               0.08*                 0.04*
Net realized and unrealized gains (losses) from
  investment activities                                             0.58                  0.77
Net increase (decrease) from operations                             0.66                  0.81
Dividends from net investment income                                  --                 (0.04)
Distributions from net realized gains from
  investment activities                                               --                    --
Total dividends and distributions to shareholders                     --                 (0.04)
NET ASSET VALUE, END OF PERIOD                         $           13.55     $           12.89
TOTAL INVESTMENT RETURN(1)                                          5.12%                 6.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                      $           6,417     $           6,862
Expenses to average net assets, net of fee waivers
  and expense reimbursements from and recoupments
  to advisor                                                        1.10%**               1.10%**
Expenses to average net assets, before fee waivers
  and expense reimbursements from advisor                           1.20%**               1.21%**
Net investment income to average net assets, net of
  fee waivers and expense reimbursements from and
  recoupments to advisor                                            1.28%**               0.60%**
Net investment income to average net assets, before
  fee waivers and expense reimbursements from advisor               1.18%**               0.49%**
Portfolio turnover                                                     4%                   16%
----------------------------------------------------------------------------------------------

*    Calculated using the average month-end shares outstanding for the period.
**   Annualized.
+    Commencement of issuance of shares.
@ The advisor was reimbursed for expenses previously waived by the advisor on behalf of the Fund, not to exceed the expense cap.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                                                                                         CLASS Y
                                                      -----------------------------------------------------------------------------
                                                          FOR THE SIX
                                                         MONTHS ENDED                    FOR THE YEARS ENDED MAY 31,
                                                       NOVEMBER 30, 2004  ---------------------------------------------------------
                                                          (UNAUDITED)        2004       2003        2002         2001        2000
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $     13.11      $   11.24   $   12.41   $   14.94   $   17.76   $   16.74
Net investment income                                           0.13*          0.15*       0.14*       0.14*       0.13*       0.17*
Net realized and unrealized gains (losses) from
  investment activities                                         0.58           1.84       (1.19)      (2.24)      (2.01)       1.47
Net increase (decrease) from operations                         0.71           1.99       (1.05)      (2.10)      (1.88)       1.64
Dividends from net investment income                              --          (0.12)      (0.12)      (0.10)      (0.10)      (0.13)
Distributions from net realized gains from
  investment activities                                           --             --          --       (0.33)      (0.84)      (0.49)
Total dividends and distributions to shareholders                 --          (0.12)      (0.12)      (0.43)      (0.94)      (0.62)
NET ASSET VALUE, END OF PERIOD                           $     13.82      $   13.11   $   11.24   $   12.41   $   14.94   $   17.76
TOTAL INVESTMENT RETURN(1)                                      5.42%         17.79%      (8.42)%    (14.23)%    (10.86)%      9.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                        $    24,493      $  21,783   $  12,324   $   5,517   $   8,162   $  20,112
Expenses to average net assets, net of fee waivers
  and expense reimbursements from and recoupments
  to advisor                                                    0.45%@**       0.45%       0.42%       0.35%       0.35%       0.35%
Expenses to average net assets, before fee waivers
  and expense reimbursements from advisor                       0.45%**        0.45%       0.58%       0.64%       0.56%       0.69%
Net investment income to average net assets, net of
  fee waivers and expense reimbursements from and
  recoupments to advisor                                        1.99%@**       1.24%       1.39%       1.01%       0.78%       0.92%
Net investment income to average net assets, before
  fee waivers and expense reimbursements from advisor           1.99%**        1.24%       1.23%       0.72%       0.57%       0.58%
Portfolio turnover                                                 4%            16%         10%         12%         32%          5%
-----------------------------------------------------------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

You may obtain a description of the Fund's proxy voting policies procedures, and its proxy voting record, without charge, upon request by contacting the Fund directly at 1-800-647-1568, online on the Fund's website www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's website (http://www.sec.gov).

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647-1568.

TRUSTEES

Richard Q. Armstrong
CHAIRMAN

Margo N. Alexander

David J. Beaubien

Richard R. Burt

Meyer Feldberg

Carl W. Schafer

William D. White

PRINCIPAL OFFICERS

Joseph A. Varnas
PRESIDENT

Mark F. Kemper
VICE PRESIDENT AND SECRETARY

Thomas Disbrow
VICE PRESIDENT AND TREASURER

W. Douglas Beck
VICE PRESIDENT

INVESTMENT ADVISOR, ADMINISTRATOR
AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C) 2005 UBS GLOBAL ASSET MANAGEMENT (US) INC. ALL RIGHTS RESERVED.

[UBS LOGO]

                                                                    Presorted
         UBS GLOBAL ASSET MANAGEMENT (US) INC.                       Standard
         51 West 52nd Street                                       U.S. Postage
         New York, New York 10019-6114                                 PAID
                                                                  Smithtown, NY
                                                                  Permit No. 700

ITEM 2. CODE OF ETHICS.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Professor Meyer Feldberg, care of the Secretary of the registrant at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

     (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

     (a) (3) Written solicitation to purchase securities under rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - not applicable to the registrant.

     (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Index Trust

By:     /s/ Joseph A. Varnas
        --------------------
        Joseph A. Varnas
        President

Date:   February 4, 2005
        ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Joseph A. Varnas
        --------------------
        Joseph A. Varnas
        President

Date:   February 4, 2005
        ----------------

By:     /s/ Thomas Disbrow
        ------------------
        Thomas Disbrow
        Treasurer

Date:   February 4, 2005
        ----------------